Average Annual Total Returns - FidelityNewMillenniumFund-RetailPRO - FidelityNewMillenniumFund-RetailPRO - Fidelity New Millennium Fund	Jan. 29, 2024
Fidelity New Millennium Fund | Return Before Taxes
Average Annual Return:
Past 1 year	25.35%
Past 5 years	15.33%
Past 10 years	10.49%
Fidelity New Millennium Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	24.18%
Past 5 years	13.77%
Past 10 years	8.43%
Fidelity New Millennium Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	15.74%
Past 5 years	12.05%
Past 10 years	7.91%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%